OTHER NON-CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Accrued lease liability	$ 996	$ 1,445
Uncertain tax position	2,459	1,699
Other non-current liabilities	$ 3,455	$ 3,144
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other non-current liabilities	Other non-current liabilities